Related Party Transactions (Details) - Schedule of due from related parties - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Total due from related parties	$ 356,290	$ 236,982
Greatest Group [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Total due from related parties	234,155	235,438
Foshan Shangyu [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Total due from related parties	$ 122,135	$ 1,544